SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2013 BTL [Member] USD ($)	Dec. 13, 2013 BTL [Member] CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Accounts Receivables, Prior Considered Past Due	1 year	1 year
Accounts Receivable Terms								60 days	180 days
Allowance For Doubtful Accounts Receivable, Current	$ 935,865	5,665,692	$ 865,769	5,394,874
Allowance for Doubtful Accounts, Premiums and Other Receivables	598,747		598,747
Advances to Suppliers	7,077,275		4,470,756
Advances from customers	317,947		248,940
Inventory Write-down	53,281	322,559	51,764	322,556
Value Added Tax Payable, Percentage	17.00%	17.00%
Product Warranty Accrual, Current	348,591		338,671
Product Warranty Expense	57,962		97,937		18,926
Shipping, Handling and Transportation Costs	67,051		58,078		91,017
Advertising Expense	78,608		56,656		232,400
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%	10.00%
Income Tax Recognizes Tax Benefit Percentage	50.00%	50.00%
Research and Development Expense, Total	484,770		230,854		268,038
Additional Amount Contributed By Shareholders						$ 327,400	2,000,000